Property and Equipment	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

During the fiscal years ended March 31, 2025 and 2024, the Group acquired approximately US$3,000 and US$7,000 of property and equipment, respectively, but did not dispose of any property and equipment.

During the fiscal years ended March 31, 2025, 2024 and 2023, the Group recorded depreciation expenses of approximately US$4,000, US$3,000 and US$2,000, respectively.